REVENUES - BY TYPE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 20,613	$ 15,702	$ 39,550	$ 29,794
Other revenue	2,643	2,584	5,588	4,902
Revenue	23,256	18,286	45,138	34,696
Asset management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	135	91	240	168
Other revenue	0	0	0	0
Revenue	135	91	240	168
Corporate Activities
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0	0	0
Other revenue	64	94	102	180
Revenue	64	94	102	180
Renewable Power and Transition
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,302	999	2,548	1,996
Other revenue	38	280	38	372
Revenue	1,340	1,279	2,586	2,368
Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	3,575	2,604	6,886	5,214
Other revenue	184	249	359	402
Revenue	3,759	2,853	7,245	5,616
Private Equity
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	13,955	10,737	26,693	20,043
Other revenue	687	397	1,373	803
Revenue	14,642	11,134	28,066	20,846
Real Estate
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,119	685	2,084	1,216
Other revenue	1,638	1,541	3,660	3,104
Revenue	2,757	2,226	5,744	4,320
Residential Development
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	527	586	1,099	1,157
Other revenue	32	23	56	41
Revenue	$ 559	$ 609	$ 1,155	$ 1,198